COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating expenses
Total	$ 11,848,049	$ 9,924,079	$ 13,065,832
Promotions related with credit cards [member]
Other operating expenses
Total	909,345	792,979	1,049,209
Turnover tax [member]
Other operating expenses
Total	8,141,305	5,963,008	7,704,959
Fair value on initial recognition of loans [member]
Other operating expenses
Total	196,788	295,029	412,833
Contributions made to deposit insurance system [member]
Other operating expenses
Total	491,445	437,450	501,318
Other operating expenses [member]
Other operating expenses
Total	$ 2,109,166	$ 2,435,613	$ 3,397,513